SCHEDULE OF GOODWILL AND INTANGIBLE IMPAIRMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations	$ 1,388,000
Impairment of goodwill
Goodwill and Intangible Asset Impairment	1,388,000
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations	1,133,500
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment loss of consolidated statements of operations	$ 254,500